Notes Payable	12 Months Ended
Dec. 31, 2012
Notes Payable [Abstract]
Notes Payable Disclosure [Text Block]
10.	Notes Payable

In September 2012, the Company purchased mobile construction equipment pursuant to financing arrangements whereby the equipment manufacturer provided payment terms of three years with no interest. As of December 31, 2012, the aggregate amount outstanding under these arrangements approximated $0.3 million, net of imputed interest at 4.25%, or an aggregate discount of approximately US$20,000. The underlying notes are collateralized by the equipment purchased.

Future scheduled principal payments under note agreements are as follows:

Year ended:
December 31, 2013	113,453
December 31, 2014	118,371
December 31, 2015	92,132
323,956